UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-07

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-06-07

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          750,782
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108     47,606    373,349SH   SOLE        N/A    303,687    0     69,662
Allied Cap Corp New            Com     01903Q108     25,489    867,255SH   SOLE        N/A    682,206    0    185,049
American Capital Strategies    Com     024937104     37,274    872,310SH   SOLE        N/A    699,120    0    173,190
Ambac Finl Group Inc           Com     023139108     31,130    494,838SH   SOLE        N/A    400,584    0     94,254
Berkshire Hathaway Inc Del     Cl B    084670207     26,040      6,589SH   SOLE        N/A      5,318    0      1,271
Barrett Bill Corp              Com     06846N104     29,445    747,137SH   SOLE        N/A    624,032    0    123,105
Canadian Natl Ry Co            Com     136375102     20,125    353,070SH   SOLE        N/A    272,880    0     80,190
Commerce Bancorp Inc NJ        Com     200519106     30,462    785,497SH   SOLE        N/A    640,931    0    144,566
Fidelity National Financial    Cl A    31620R105     23,525  1,345,831SH   SOLE        N/A   1,100,12    0    245,705
Fidelity Natl Information S    Com     31620M106     24,425    550,482SH   SOLE        N/A    456,279    0     94,203
General Growth Pptys Inc       Com     370021107     21,308    397,396SH   SOLE        N/A    337,926    0     59,470
Gladstone Capital Corp         Com     376535100      1,258     64,443SH   SOLE        N/A     57,383    0      7,060
Gladstone Coml Corp            Com     376536108        696     37,315SH   SOLE        N/A     34,365    0      2,950
HCC Ins Hldgs Inc              Com     404132102     36,599  1,277,896SH   SOLE        N/A   1,038,88    0    239,013
Helmerich & Payne Inc          Com     423452101     17,139    522,056SH   SOLE        N/A    419,416    0    102,640
iStar Finl Inc                 Com     45031U101     25,148    739,860SH   SOLE        N/A    613,490    0    126,370
JP Morgan Chase & Co           Com     46625H100     35,435    773,353SH   SOLE        N/A    634,378    0    138,975
Kimco Realty Corp              Com     49446R109     33,367    738,039SH   SOLE        N/A    594,983    0    143,056
Level 3 Communications Inc     Com     52729N100     29,655  6,377,524SH   SOLE        N/A   5,074,32    0  1,303,200
MBIA Inc                       Com     55262C100     37,009    606,214SH   SOLE        N/A    490,930    0    115,284
Nabors Industries Ltd          Shs     G6359F103     37,933  1,232,803SH   SOLE        N/A    996,399    0    236,404
NCI Building Sys Inc           Com     628852105     10,731    248,340SH   SOLE        N/A    180,242    0     68,098
Nucor Corp                     Com     670346105     38,474    646,952SH   SOLE        N/A    529,972    0    116,980
Suncor Energy Inc              Com     867229106     27,635    291,482SH   SOLE        N/A    237,657    0     53,825
TEVA Pharmaceutical Inds Lt    Adr     881624209      25,103   564,500SH   SOLE        N/A    453,600    0    110,900
Triad Gty Inc                  Com     895925105      12,554   661,780SH   SOLE        N/A    536,702    0    125,078
Wellpoint Inc                  Com     94973V107      21,866   277,060SH   SOLE        N/A    220,340    0     56,720
Wells Fargo & Co New           Com     949746101      43,351 1,217,050SH   SOLE        N/A    979,250    0    237,800

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